Financial Instruments - Changes in Allowance for Doubtful Accounts (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Exclusion of POSCO PLANTEC Co., Ltd. from consolidation			₩ 199,003
Write-off of receivables	₩ 119,964	₩ 216,657